SHAREHOLDERS' EQUITY (Schedule of Restricted Share Activity) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Outstanding at beginning of year		19,579	131,459
Granted
Vested		(19,579)	(111,880)
Outstanding as of December 31,			19,579